Acquisition of Hercules Container Carrier S.A. (M/V Hyundai Premium) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 20, 2013	Dec. 31, 2013	Mar. 26, 2013	Jun. 06, 2012
Business Acquisition
Class B convertible preferred unit issued						9,100,000	15,555,554
Business acquisition financing	$ 103	$ 363,038	$ 1,614
Charter Revenues	119,907	116,520	84,012
Hercules Container Carrier S.A.
Business Acquisition
Duration of above market acquired time charter				11 years 9 months 11 days
WACC used for calculation of above market acquired time charter	11.00%
Charter Revenues					7,181
Net income					3,567
Hercules Container Carrier S.A. - Cash
Business Acquisition
Cash consideration for acquisition of vessel				1,721
Hercules Container Carrier S.A. - $350,000 Credit Facility Utilized
Business Acquisition
Business acquisition financing				27,000
Hercules Container Carrier S.A. - Part of net procceds used from the issuance of Partnership's Class B Convertible Preferred Units
Business Acquisition
Business acquisition financing				36,279